Business, Liquidity and Summary of Significant Accounting Policies (Details 1) (Accrued restructuring liability, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accrued restructuring liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, January 1	$ 12	$ 392
Cash payments	(12)	(380)
Balance, December 31		$ 12